ASSET PURCHASE (Details) - USD ($)	Feb. 28, 2015	Aug. 31, 2014	Aug. 31, 2013
Asset Purchase Details
Mix1 Brand Names		$ 5,000,000
Mix1 Internet Domains		1,100,000
Mix1 Product Specifications		3,600,000
Quality Assurances Guidelines		250,000
Ingredient Specifications		180,000
Customer/Vendor/Supplier Lists		5,000,000
Market Research Reports		1,250,000
Mix1 Social Media Assets		500,000
Distribution Channels		3,000,000
Totals	$ 19,020,713	$ 19,880,000	$ 19,880,000